Intangible assets (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Intangible Assets Text Block Abstract
Capitalize prosecution and registration costs | SFr	SFr 55,938	SFr 177,623
Capitalized amount | SFr	SFr 2,839,369	SFr 2,343,677
Intangibles amount (in Dollars)				$ 2,783,431
Intangibles net amount (in Dollars)				$ 94,118
Tax incentive amount (in Dollars)			$ 0